INVENTORY	12 Months Ended
Jun. 30, 2023
INVENTORY

8. INVENTORY

The Company’s inventory includes purchased products. The Company’s purchased inventory during the year ended June 30, 2023 amounted to $9,773,113 (June 30, 2022 – $9,665,379; June 30, 2021 – $7,119,894). The Company’s inventory as at June 30, 2023 amounted to $919,481 (June 30, 2022 – $723,953).